SPONSORSHIPS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
SPONSORSHIPS

NOTE 13 – SPONSORSHIPS

In January 2019, the Company entered into a sponsorship agreement with an athlete, whereby the Company paid monthly sponsorship fees of $1,250 per month for one year.

On May 23, 2019, the Company issued 262,500 restricted shares of common stock, for a sponsorship agreement signed in May 2019, with an athlete. This agreement includes a monthly sponsorship fee of $1,250 per month for one year.

NOTE 13 – SPONSORSHIPS

In January 2019, the Company entered into a sponsorship agreement with an athlete, whereas, the Company pays monthly sponsorship fees of $1,250 per month for one year.

On May 23, 2019, the Company issued 262,500 shares of restricted common stock, par value $.00001, for a sponsorship agreement signed in May 2019, with an athlete. This agreement includes a monthly sponsorship fees of $1,250 per month for one year.